Condensed Consolidating and Combining Financial Statements (Schedule of Condensed Consolidating and Combining Statements of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$ 373.4	$ 135.9	$ 255.8
Cash Flows From Investing Activities:
Capital expenditures	(127.8)	(147.9)	(144.2)
Acquisitions and intangibles, net of cash acquired	(2,793.8)	(88.1)	(13.2)
Intercompany loan investment	0	0
Subsidiary dividend proceeds	0
Investment in subsidiary	0	0
Restricted cash	4.1	0	0
Other	26.7	1.3	5.2
Net cash (used in) investing activities	(2,890.8)	(234.7)	(152.2)
Cash Flows From Financing Activities:
Issuance of external debt	3,043.2	898.1	0
Repayment of external debt and capital leases	(34.8)	(1.3)	(1.3)
Excess tax benefit from share-based compensation	8.9	3.4	1.7
Debt financing costs	(71.7)	(12.0)	0
Net transfers to parent	0	(515.9)	(104.0)
Proceeds from exercise of share options	25.8	0.6	0
Subsidiary dividend payment	0
Intercompany loan borrowings	0	0
Capital contribution	0	0
Repurchase of shares	(17.5)	0	0
Other	0	0.1	0
Net cash provided by (used in) financing activities	2,953.9	373.0	(103.6)
Effect of currency rate changes on cash	(4.2)	1.3	0
Net increase in cash and cash equivalents	432.3	275.5	0
Cash and cash equivalents at beginning of period	275.5	0	0
Cash and cash equivalents at end of period	707.8	275.5	0
Mallinckrodt plc
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	18.2	(1.8)
Cash Flows From Investing Activities:
Capital expenditures	0	0
Acquisitions and intangibles, net of cash acquired	0	0
Intercompany loan investment	(25.0)	0
Subsidiary dividend proceeds	0
Investment in subsidiary	0	0
Restricted cash	0
Other	0	0
Net cash (used in) investing activities	(25.0)	0
Cash Flows From Financing Activities:
Issuance of external debt	0	0
Repayment of external debt and capital leases	0	0
Excess tax benefit from share-based compensation	0	0
Debt financing costs	0	0
Net transfers to parent	0	0
Proceeds from exercise of share options	25.8	0.6
Subsidiary dividend payment	0
Intercompany loan borrowings	(2.4)	2.4
Capital contribution	0	0
Repurchase of shares	(17.5)
Other	0	0
Net cash provided by (used in) financing activities	5.9	3.0
Effect of currency rate changes on cash	0	0
Net increase in cash and cash equivalents	(0.9)	1.2
Cash and cash equivalents at beginning of period	1.2	0
Cash and cash equivalents at end of period	0.3	1.2
Mallinckrodt International Finance S.A.
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	(65.0)	(8.4)
Cash Flows From Investing Activities:
Capital expenditures	0	0
Acquisitions and intangibles, net of cash acquired	0	0
Intercompany loan investment	(298.1)	(2.4)
Subsidiary dividend proceeds	300.5
Investment in subsidiary	(3,735.5)	(68.0)
Restricted cash	0
Other	0	0
Net cash (used in) investing activities	(3,733.1)	(70.4)
Cash Flows From Financing Activities:
Issuance of external debt	2,893.3	898.1
Repayment of external debt and capital leases	(3.3)	0
Excess tax benefit from share-based compensation	0	0
Debt financing costs	(70.7)	(12.0)
Net transfers to parent	0	(1,160.4)
Proceeds from exercise of share options	0	0
Subsidiary dividend payment	0
Intercompany loan borrowings	940.8	409.6
Capital contribution	0	0
Repurchase of shares	0
Other	0	0
Net cash provided by (used in) financing activities	3,760.1	135.3
Effect of currency rate changes on cash	0	0
Net increase in cash and cash equivalents	(38.0)	56.5
Cash and cash equivalents at beginning of period	56.5	0
Cash and cash equivalents at end of period	18.5	56.5
Other Subsidiaries
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	420.2	146.1
Cash Flows From Investing Activities:
Capital expenditures	(127.8)	(147.9)
Acquisitions and intangibles, net of cash acquired	(2,793.8)	(88.1)
Intercompany loan investment	(915.8)	(409.6)
Subsidiary dividend proceeds	0
Investment in subsidiary	0	0
Restricted cash	4.1
Other	26.7	1.3
Net cash (used in) investing activities	(3,806.6)	(644.3)
Cash Flows From Financing Activities:
Issuance of external debt	149.9	0
Repayment of external debt and capital leases	(31.5)	(1.3)
Excess tax benefit from share-based compensation	8.9	3.4
Debt financing costs	(1.0)	0
Net transfers to parent	0	644.5
Proceeds from exercise of share options	0	0
Subsidiary dividend payment	(300.5)
Intercompany loan borrowings	300.5	0
Capital contribution	3,735.5	68.0
Repurchase of shares	0
Other	0	0.1
Net cash provided by (used in) financing activities	3,861.8	714.7
Effect of currency rate changes on cash	(4.2)	1.3
Net increase in cash and cash equivalents	471.2	217.8
Cash and cash equivalents at beginning of period	217.8	0
Cash and cash equivalents at end of period	689.0	217.8
Eliminations
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	0	0
Cash Flows From Investing Activities:
Capital expenditures	0	0
Acquisitions and intangibles, net of cash acquired	0	0
Intercompany loan investment	1,238.9	412.0
Subsidiary dividend proceeds	(300.5)
Investment in subsidiary	3,735.5	68.0
Restricted cash	0
Other	0	0
Net cash (used in) investing activities	4,673.9	480.0
Cash Flows From Financing Activities:
Issuance of external debt	0	0
Repayment of external debt and capital leases	0	0
Excess tax benefit from share-based compensation	0	0
Debt financing costs	0	0
Net transfers to parent	0	0
Proceeds from exercise of share options	0	0
Subsidiary dividend payment	300.5
Intercompany loan borrowings	(1,238.9)	(412.0)
Capital contribution	(3,735.5)	(68.0)
Repurchase of shares	0
Other	0	0
Net cash provided by (used in) financing activities	(4,673.9)	(480.0)
Effect of currency rate changes on cash	0	0
Net increase in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of period	0	0
Cash and cash equivalents at end of period	$ 0	$ 0